Consolidated Statements of Financial Position - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash	$ 5,131,510	$ 370,784
Amounts receivable and other assets	218,351	48,817
Marketable securities	139,284	311,293
Total current assets	5,489,145	730,894
Non-current assets
Restricted cash	539,834	178,550
Right-of-use asset	62,208	82,384
Total assets	6,091,187	991,828
Current liabilities
Accounts payable and accrued liabilities	1,180,863	413,278
Advanced contributions received	4,124,349	0
Balances due to a related parties	530,512	472,303
Lease liability	20,696	17,125
Total current liabilities	5,856,420	902,706
Non-current liabilities
Director's loan	648,005	644,642
Lease liability	52,207	72,903
Total liabilities	6,556,632	1,620,251
Shareholders' equity
Share capital	65,228,921	65,228,921
Reserves	4,289,896	4,094,335
Accumulated deficit	(69,984,262)	(69,951,679)
Total shareholders' equity	(465,445)	(628,423)
Total liabilities and shareholders' equity	$ 6,091,187	$ 991,828